Cover		9 Months Ended
	Oct. 30, 2020	Sep. 30, 2020
Cover [Abstract]
Document Type		8-K
Document Period End Date	Oct. 30, 2020
Entity Registrant Name		PORTLAND GENERAL ELECTRIC COMPANY
Entity Incorporation, State or Country Code		OR
Entity File Number		001-5532-99
Entity Tax Identification Number		93-0256820
Entity Address, Address Line One		121 SW Salmon Street
Entity Address, City or Town		Portland
Entity Address, State or Province		OR
Entity Address, Postal Zip Code		97204
City Area Code		503
Local Phone Number		464-8000
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Amendment Flag		false
Entity Central Index Key		0000784977
Common Stock [Member]
Title of 12(b) Security		Common Stock, no par value
Trading Symbol		POR
Security Exchange Name		NYSE
Medium-term Notes [Member]
Title of 12(b) Security		9.31% Medium-Term Notes due 2021
Trading Symbol		POR 21
Security Exchange Name		NYSE